Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 373,835	$ 388,213
Commercial | Total commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	131,881	135,690
Commercial | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	127,676	131,128
Commercial | Lease financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,205	4,562
Commercial | Total commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	53,455	55,487
Commercial | Commercial mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	41,934	43,765
Commercial | Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,521	11,722
Consumer | Total residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	115,530	115,845
Consumer | Residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	108,605	107,858
Consumer | Home equity loans, first liens
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,925	7,987
Consumer | Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	28,560	26,295
Consumer | Total other retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	44,409	54,896
Consumer | Retail leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,135	5,519
Consumer | Home equity and second mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,056	12,863
Consumer | Revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,668	3,983
Consumer | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,889	14,592
Consumer | Automobile
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 9,661	$ 17,939